Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	5,033,156	3,411,270	1,698,569
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	4,566,836	5,935,000	6,522,556